Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

For the year ended December 31, outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2021	2020

Balance at year-end	-	-
Average balance outstanding	85	22,637
Maximum month-end balance	-	62,329
Weighted-average rate at year-end	N/A	N/A
Weighted-average rate during the year	0.40%	0.35%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $6.0 million line of credit at an adjustable rate, currently 3.50%, a $10.0 million line of credit at an adjustable rate, currently at 3.33%, and a $4.0 million line of credit at an adjustable rate, currently 3.50%. On December 31, 2021, and 2020, there were no outstanding borrowings under these lines of credit. The additional borrowing capacity on FHLB advances was $417.4 million and $401.7 million on December 31, 2021, and 2020, respectively.